Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 756,580	$ 2,821,570	$ 11,413,759
Accounts and other receivables, net	1,327,168	811,674	10,489
Inventory	25,363	18,484	5,540
Prepaid expenses and other current assets	440,027	321,017	531,899
Total current assets	2,549,138	3,972,745	11,961,687
Non-current assets:
Property and equipment, net	418,190	458,633	214,438
Operating lease right-of-use asset, net	493,687	370,312
Finance lease right-of-use asset, net	877,115	1,165,844
Goodwill	1,404,486	1,404,486
Intangible assets, net	789,722	833,472
Other assets	19,676	16,060	6,000
Total assets	6,552,014	8,221,552	12,182,125
Current liabilities:
Accounts payable	782,937	604,789	345,042
Accrued expenses	904,252	1,149,811	541,894
Unearned revenue	24,404	33,058
Operating lease liability, current portion	124,710	94,708
Finance lease liability, current portion	387,780	365,463
Notes payable, current portion	267,081
Loan payable			251,746
Total current liabilities	2,491,164	2,247,829	1,138,682
Non-current liabilities
Finance lease liability, net of current portion	543,007	835,467
Operating lease liability, net of current portion	375,139	283,001
Notes payable, net of current portion	21,679
Total liabilities	3,430,989	3,366,297	1,138,682
Commitments and contingencies (See Note 10)
Stockholders’ equity:
Preferred stock, no shares issued or outstanding at December 31, 2023 and 2022, respectively
Common stock, par value $0.007 per share; 25,000,000 and 14,285,714 shares authorized; 9,394,610 and 8,381,324 shares issued and outstanding as of December 31, 2023 and 2022, respectively	90,064	65,762	58,669
Additional paid-in capital	53,708,374	49,393,972	47,652,242
Accumulated deficit	(50,677,413)	(44,604,479)	(36,667,468)
Total stockholders’ equity	3,121,025	4,855,255	11,043,443
Total liabilities and stockholders’ equity	$ 6,552,014	$ 8,221,552	$ 12,182,125